Related Party Transactions and Balances (Details 2) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Summary of Loans from shareholders
Loans from shareholders	$ 2,839,158	$ 1,462,525	$ 6,151,932
Within 1 month [Member]
Summary of Loans from shareholders
Loans from shareholders
1 to 3 months [Member]
Summary of Loans from shareholders
Loans from shareholders
More than 3 months but less than 12 months [Member]
Summary of Loans from shareholders
Loans from shareholders		$ 1,462,525	$ 6,151,932